Intangible Assets	12 Months Ended
Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets, net comprised of the following:

	October 31, 2021	October 31, 2020
At Cost:
Financial software	17,196	16,436
Domain name	3,068	-
	20,264	16,436
Less: Accumulated Amortization	2,211	-
Total, net	18,053	16,436

Amortization expenses was $2,201 and $nil for the years ended October 31, 2021 and 2020, respectively.